Trade and other payables	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade and other payables

15	Trade and other payables

Current	2025 £’000	2024 £’000	2023 £’000
Trade payables	97	707	314
Other payables	17	6	7
Accruals	1,860	1,273	857
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,974	1,986	1,178
Tax and social security	45	50	62
Deferred revenue	571	1,468	–
Total trade and other payables	2,590	3,504	1,240

Book values approximate to fair value at 31 December 2025, 2024 and 2023.

All current trade and other payables are payable within 3 months of the period end date shown above.